B1 Segment information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
B1 Segment information
B1	Segment information

Operating segments

When determining Ericsson’s operating segments, consideration has been given to the financial reporting reviewed by the Chief Operating Decision Maker (CODM). Markets and what type of customers the products and services aim to attract has been considered, as well as the distribution channels they are sold through. Commonality regarding technology, research and development has also been taken into account. To best reflect the business focus and to facilitate comparability with peers, four operating segments are reported;

–	Networks
–	Digital Services
–	Managed Services
–	Emerging Business and Other.

Segment Networks support all radio-access technologies and offer hardware, software and related services for both radio access and transport. The product-related services comprise design, tuning, network rollout and customer support. 82% (82%) of the IPR licensing revenues are reported as part of segment Networks.

Segment Digital Services includes products and services for operators in the areas of BSS, OSS, Cloud Core, Cloud Communication and Cloud infrastructure. It also includes consulting, learning and testing services. 18% (18%) of the IPR licensing revenues are reported as part of segment Digital Services.

Segment Managed Services provides Networks and IT Managed Services, Network design and Optimization, and Application Development and Maintenance to operators.

Segment Emerging Business and Other includes:

–	Emerging Business, including IoT, iconectiv and New businesses
–	Media businesses, including Red Bee Media and a 49% ownership of MediaKind.

Market areas

The market areas are the Company’s primary sales channel with the responsibility to sell and deliver customer solutions.

The Company operates worldwide and reports its operations divided into five geographical market areas:

–	Europe and Latin America
–	Middle East and Africa
–	North America
–	North East Asia
–	South East Asia, Oceania and India.

In addition, IPR licensing revenues and the majority of segment Emerging Business and Other are externally reported as market area Other.

Major customers

The Company derives most of its sales from large, multi-year agreements with a limited number of significant customers. Out of a customer base of more than 500 customers, mainly consisting of network operators, the ten largest customers accounted for 49% (48%) of net sales. The largest customer accounted for approximately 10% (9%) of net sales in 2019. The customer was reported under segment Networks and Digital Services.

For more information, see Risk factors, “Market, Technology and Business Risks.’’

Operating segments 2019
				Emerging
		Digital	Managed	Business		Total
	Networks	Services	Services	and Other		Segments	Group
Segment sales	155,009	39,857	25,565	6,785		227,216	227,216
Net sales	155,009	39,857	25,565	6,785		227,216	227,216

Gross income	64,717	14,836	3,990	1,281		84,824	84,824
Gross margin (%)	41.8%	37.2%	15.6%	18.9%		37.3%	37.3%

Operating income (loss)	24,767	(4,027)	2,309	(12,485)	1)	10,564	10,564
Operating margin (%)	16.0%	(10.1)%	9.0%	(184.0)%		4.6%	4.6%
Financial income and expenses, net							(1,802)
Income after ﬁnancial items							8,762
Taxes							(6,922)
Net income (loss)							1,840

Other segment items
Share in earnings of JV and associated companies	26	41	3	(405)		(335)	(335)
Amortizations	(517)	(1,413)	(5)	(603)		(2,538)	(2,538)
Depreciations	(3,604)	(1,478)	(413)	(566)		(6,061)	(6,061)
Impairment losses	(295)	(128)	(24)	(43)		(490)	(490)
Restructuring expenses	(68)	(614)	(45)	(71)		(798)	(798)
Gains/losses on sale of investments and operations	(225)	(2)	(12)	936		697	697

1)	Includes costs of SEK -10.7 billion in 2019 related to the resolution of the US SEC and DOJ investigations.

Note B1, cont’d.

Operating segments 2018
				Emerging
		Digital	Managed	Business	Total
	Networks	Services	Services	and Other	Segments	Group
Segment sales	138,570	38,089	25,770	8,409	210,838	210,838
Net sales	138,570	38,089	25,770	8,409	210,838	210,838
Gross income	55,153	8,318	2,886	1,843	68,200	68,200
Gross margin (%)	39.8%	21.8%	11.2%	21.9%	32.3%	32.3%

Operating income (loss)	19,421	(13,852)	1,093	(5,420)	1,242	1,242
Operating margin (%)	14.0%	(36.4%)	4.2%	(64.5%)	0.6%	0.6%
Financial income and expenses, net						(2,705)
Income after ﬁnancial items						(1,463)
Taxes						(4,813)
Net income (loss)						(6,276)

Other segment items
Share in earnings of JV and associated companies	28	27	3	—	58	58
Amortizations	(830)	(2,295)	(14)	(807)	(3,946)	(3,946)
Depreciations	(1,717)	(933)	(169)	(456)	(3,275)	(3,275)
Impairment losses	(308)	(406)	(29)	(354)	(1,097)	(1,097)
Restructuring expenses	(1,781)	(5,366)	(276)	(592)	(8,015)	(8,015)
Gains/losses on sale of investments and operations	(132)	(36)	(57)	—	(225)	(225)

Operating segments 2017
				Emerging
		Digital	Managed	Business	Total
	Networks	Services	Services	and Other	Segments	Group
Segment sales	132,285	38,752	26,472	7,869	205,378	205,378
Net sales	132,285	38,752	26,472	7,869	205,378	205,378

Gross income	43,428	4,698	(1,574)	1,375	47,927	47,927
Gross margin (%)	32.8%	12.1%	(5.9%)	17.5%	23.3%	23.3%

Operating income (loss)	10,455	(27,282)	(4,089)	(13,827)	(34,743)	(34,743)
Operating margin (%)	7.9%	(70.4%)	(15.4%)	(175.7%)	(16.9%)	(16.9%)
Financial income and expenses, net						(1,215)
Income after ﬁnancial items						(35,958)
Taxes						3,525
Net income (loss)						(32,433)

Other segment items
Share in earnings of JV and associated companies	22	8	(6)	—	24	24
Amortizations	(1,104)	(2,465)	(14)	(765)	(4,348)	(4,348)
Depreciations	(1,883)	(1,268)	(193)	(759)	(4,103)	(4,103)
Impairment losses	(1,413)	(9,349)	(108)	(8,571)	(19,441)	(19,441)
Restructuring expenses	(4,828)	(2,513)	(675)	(485)	(8,501)	(8,501)
Gains/losses on sale of investments and operations	316	(56)	1	(67)	194	194

Note B1, cont’d.

Market area 2019
	Net sales					Non-current assets 5)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania and India	21,850	4,033	3,836	57	29,776	1,199
North East Asia 4)	20,339	4,857	1,026	178	26,400	2,881
North America 3)	55,808	9,646	4,673	96	70,223	11,570
Europe and Latin America 1) 2)	33,884	12,571	12,149	402	59,006	45,832
Middle East and Africa	14,604	7,015	3,881	25	25,525	151
Other 1) 2) 3) 4) 6)	8,524	1,735	—	6,027	16,286	—
Total	155,009	39,857	25,565	6,785	227,216	61,633
1) Of which in Sweden 6)					589	38,313
2) Of which in EU 6)					35,729	44,306
3) Of which in the United States 6)					73,279	10,176
4) Of which in China 6)					15,860	2,402

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR licensing revenue reported under Other above.

Market area 2018
	Net sales					Non-current assets 5)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania and India	21,337	4,824	3,388	40	29,589	445
North East Asia 4)	15,915	4,849	1,465	80	22,309	1,833
North America 3)	46,452	8,358	3,680	96	58,586	9,397
Europe and Latin America 1) 2) 7)	33,887	12,172	13,191	313	59,563	39,481
Middle East and Africa 7)	13,826	6,451	4,046	15	24,338	50
Other 1) 2) 3) 4) 6)	7,153	1,435	—	7,865	16,453	—
Total	138,570	38,089	25,770	8,409	210,838	51,206
1) Of which in Sweden 6)					2,315	34,434
2) Of which in EU 6)					35,941	38,423
3) Of which in the United States 6)					61,446	8,349
4) Of which in China 6)					14,601	1,525

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR licensing revenue reported under Other above.
7)	2018 is restated due to a change in 2019 where sales reported on Morocco is reported on market area Middle East and Africa (earlier Europe and Latin America).

Market area 2017
	Net sales					Non-current assets 5)
	Networks	Digital Services	Managed Services	Emerging Business and Other	Total	Total
South East Asia, Oceania and India	23,367	4,755	3,216	8	31,346	512
North East Asia 4)	16,239	5,463	1,867	14	23,583	1,516
North America 3)	40,645	8,035	3,207	114	52,001	8,387
Europe and Latin America 1) 2) 7)	29,472	12,015	14,108	280	55,875	39,559
Middle East and Africa 7)	14,839	6,932	4,074	46	25,891	63
Other 1) 2) 3) 4) 6)	7,723	1,552	—	7,407	16,682	—
Total	132,285	38,752	26,472	7,869	205,378	50,037
1) Of which in Sweden 6)					3,334	34,381
2) Of which in EU 6)					36,472	37,895
3) Of which in the United States 6)					54,694	7,092
4) Of which in China 6)					14,983	1,123

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.
6)	Including IPR licensing revenue reported under Other above
7)	2017 is restated due to a change in 2019 where sales reported on Morocco is reported on market area Middle East and Africa (earlier Europe and Latin America).